UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Seligman Global Technology Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Seligman Global Technology Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Seligman Global Technology Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.

Portfolio management
Vimal Patel
Co-Portfolio Manager
Managed Fund since 2018
Paul Wick
Co-Portfolio Manager
Managed Fund since 1994
Shekhar Pramanick
Technology Team Member
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Christopher Boova
Technology Team Member
Managed Fund since 2016
Sanjiv Wadhwani
Technology Team Member
Managed Fund since 2021
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	26.64	35.18	19.52	19.88
	Including sales charges		19.35	27.41	18.11	19.18
Advisor Class		11/08/12	26.80	35.54	19.82	20.18
Class C	Excluding sales charges	05/27/99	26.16	34.19	18.63	18.99
	Including sales charges		25.16	33.19	18.63	18.99
Institutional Class		09/27/10	26.79	35.53	19.81	20.19
Institutional 2 Class		08/03/09	26.81	35.61	19.88	20.28
Institutional 3 Class*		03/01/17	26.86	35.66	19.94	20.20
Class R		04/30/03	26.49	34.86	19.22	19.59
MSCI World Information Technology Index (Net)			25.50	34.21	19.45	18.76
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at April 30, 2024)
Communication Services	12.7
Consumer Discretionary	5.8
Financials	6.4
Industrials	2.6
Information Technology	70.5
Real Estate	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2024)
Information Technology
Application Software	7.2
Communications Equipment	2.7
Electronic Equipment & Instruments	1.3
Internet Services & Infrastructure	2.8
Semiconductor Materials & Equipment	13.1
Semiconductors	22.9
Systems Software	12.2
Technology Hardware, Storage & Peripherals	8.3
Total	70.5
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at April 30, 2024)
China	0.2
Germany	0.4
Israel	0.7
Japan	2.9
Netherlands	1.8
Singapore	0.5
United States(a)	93.5
Total	100.0

(a)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,266.40	1,018.50	7.21	6.42	1.28
Advisor Class	1,000.00	1,000.00	1,268.00	1,019.74	5.81	5.17	1.03
Class C	1,000.00	1,000.00	1,261.60	1,014.77	11.41	10.17	2.03
Institutional Class	1,000.00	1,000.00	1,267.90	1,019.74	5.81	5.17	1.03
Institutional 2 Class	1,000.00	1,000.00	1,268.10	1,019.99	5.53	4.92	0.98
Institutional 3 Class	1,000.00	1,000.00	1,268.60	1,020.24	5.25	4.67	0.93
Class R	1,000.00	1,000.00	1,264.90	1,017.26	8.62	7.67	1.53
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
China 0.2%
JD.com, Inc., ADR	167,100	4,827,519
Germany 0.5%
TeamViewer SE(a)	716,189	9,448,487
Israel 0.7%
CyberArk Software Ltd.(a)	37,626	9,002,021
Tower Semiconductor Ltd.(a)	182,500	5,998,775
Total		15,000,796
Japan 2.9%
Renesas Electronics Corp.	3,432,500	55,729,219
Sumco Corp.	517,800	7,722,116
Total		63,451,335
Netherlands 1.8%
NXP Semiconductors NV	151,492	38,810,735
Singapore 0.5%
Kulicke & Soffa Industries, Inc.	246,300	11,398,764
United States 92.7%
Adeia, Inc.	1,365,106	13,432,643
Advanced Energy Industries, Inc.	290,848	27,874,872
Alphabet, Inc., Class A(a)	552,107	89,871,977
Alphabet, Inc., Class C(a)	231,782	38,160,589
Amazon.com, Inc.(a)	295,600	51,730,000
American Tower Corp.	121,676	20,874,735
Analog Devices, Inc.	110,520	22,171,417
ANSYS, Inc.(a)	21,900	7,114,872
Apple, Inc.	451,316	76,872,654
Applied Materials, Inc.	395,971	78,659,639
Arista Networks, Inc.(a)	67,231	17,248,785
Block, Inc., Class A(a)	100,700	7,351,100
Bloom Energy Corp., Class A(a)	4,449,443	49,522,301
Broadcom, Inc.	95,097	123,651,776
Cerence, Inc.(a)	352,718	3,213,261
Comcast Corp., Class A	805,295	30,689,792
Crown Castle, Inc.	242,778	22,767,721
Dell Technologies, Inc.	178,584	22,258,710
DoorDash, Inc., Class A(a)	67,600	8,737,976
Common Stocks (continued)
Issuer	Shares	Value ($)
Dropbox, Inc., Class A(a)	1,717,306	39,772,807
eBay, Inc.	1,152,619	59,405,983
F5, Inc.(a)	152,100	25,143,651
Fiserv, Inc.(a)	171,688	26,211,607
Five9, Inc.(a)	144,100	8,295,837
Gen Digital, Inc.	2,130,638	42,911,049
Global Payments, Inc.	338,750	41,588,338
GoDaddy, Inc., Class A(a)	490,655	60,046,359
Juniper Networks, Inc.	183,200	6,379,024
Lam Research Corp.	133,770	119,645,226
Lumentum Holdings, Inc.(a)	207,945	9,099,673
Lyft, Inc., Class A(a)	421,900	6,598,516
Marvell Technology, Inc.	562,453	37,071,277
Match Group, Inc.(a)	235,900	7,270,438
Meta Platforms, Inc., Class A	107,420	46,208,861
Microsoft Corp.	279,040	108,638,643
NetApp, Inc.	439,146	44,885,113
NVIDIA Corp.	97,297	84,066,554
ON Semiconductor Corp.(a)	561,800	39,415,888
Oracle Corp.	405,883	46,169,191
Palo Alto Networks, Inc.(a)	80,785	23,499,549
Pinterest, Inc., Class A(a)	720,202	24,090,757
Qorvo, Inc.(a)	103,928	12,142,948
RingCentral, Inc., Class A(a)	637,234	18,874,871
Salesforce, Inc.	72,328	19,451,892
Semtech Corp.(a)	584,300	21,981,366
Shift4 Payments, Inc., Class A(a)	155,200	8,979,872
Skyworks Solutions, Inc.	99,821	10,639,920
Synaptics, Inc.(a)	463,965	41,738,291
Synopsys, Inc.(a)	85,113	45,160,107
Tenable Holdings, Inc.(a)	311,271	13,997,857
Teradyne, Inc.	580,611	67,536,672
T-Mobile US, Inc.	127,438	20,921,496
Transphorm, Inc.(a)	523,561	2,513,093
TripAdvisor, Inc.(a)	428,150	11,273,190
Varonis Systems, Inc.(a)	132,900	5,814,375
Verint Systems, Inc.(a)	143,800	4,354,264
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	202,156	54,301,123
Walt Disney Co. (The)	68,500	7,610,350
Western Digital Corp.(a)	498,872	35,335,104
Total		2,021,245,952
Total Common Stocks (Cost $1,219,936,230)		2,164,183,588

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
Columbia Seligman Semiconductor and Technology ETF(b)	100,200	2,451,483
Total Exchange-Traded Equity Funds (Cost $1,633,260)		2,451,483

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(b),(c)	16,493,389	16,488,441
Total Money Market Funds (Cost $16,488,261)		16,488,441
Total Investments in Securities (Cost $1,238,057,751)		2,183,123,512
Other Assets & Liabilities, Net		(3,053,607)
Net Assets		$2,180,069,905
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Seligman Semiconductor and Technology ETF
	1,758,861	—	—	692,622	2,451,483	—	19,570	100,200
Columbia Short-Term Cash Fund, 5.485%
	72,072,075	237,673,011	(293,254,352)	(2,293)	16,488,441	4,621	1,513,980	16,493,389
Total	73,830,936			690,329	18,939,924	4,621	1,533,550

(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
China	4,827,519	—	—	4,827,519
Germany	—	9,448,487	—	9,448,487
Israel	15,000,796	—	—	15,000,796
Japan	—	63,451,335	—	63,451,335
Netherlands	38,810,735	—	—	38,810,735
Singapore	11,398,764	—	—	11,398,764
United States	2,021,245,952	—	—	2,021,245,952
Total Common Stocks	2,091,283,766	72,899,822	—	2,164,183,588
Exchange-Traded Equity Funds	2,451,483	—	—	2,451,483
Money Market Funds	16,488,441	—	—	16,488,441
Total Investments in Securities	2,110,223,690	72,899,822	—	2,183,123,512
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,219,936,230)	$2,164,183,588
Affiliated issuers (cost $18,121,521)	18,939,924
Receivable for:
Capital shares sold	1,552,657
Dividends	186,502
Foreign tax reclaims	24,838
Expense reimbursement due from Investment Manager	1,000
Prepaid expenses	9,111
Other assets	32,275
Total assets	2,184,929,895
Liabilities
Payable for:
Investments purchased	3,323,231
Capital shares redeemed	1,040,525
Management services fees	55,228
Distribution and/or service fees	13,169
Transfer agent fees	275,302
Compensation of board members	2,226
Other expenses	31,592
Deferred compensation of board members	118,717
Total liabilities	4,859,990
Net assets applicable to outstanding capital stock	$2,180,069,905
Represented by
Paid in capital	1,018,616,060
Total distributable earnings (loss)	1,161,453,845
Total - representing net assets applicable to outstanding capital stock	$2,180,069,905
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Statement of Assets and Liabilities (continued)
April 30, 2024 (Unaudited)
Class A
Net assets	$1,215,099,861
Shares outstanding	17,831,607
Net asset value per share	$68.14
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$72.30
Advisor Class
Net assets	$65,198,527
Shares outstanding	898,052
Net asset value per share	$72.60
Class C
Net assets	$70,998,461
Shares outstanding	1,716,712
Net asset value per share	$41.36
Institutional Class
Net assets	$424,684,953
Shares outstanding	6,001,701
Net asset value per share	$70.76
Institutional 2 Class
Net assets	$129,348,038
Shares outstanding	1,809,738
Net asset value per share	$71.47
Institutional 3 Class
Net assets	$80,091,637
Shares outstanding	1,129,812
Net asset value per share	$70.89
Class R
Net assets	$194,648,428
Shares outstanding	3,063,576
Net asset value per share	$63.54
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,747,926
Dividends — affiliated issuers	1,533,550
Interfund lending	130
Foreign taxes withheld	(115,264)
Total income	10,166,342
Expenses:
Management services fees	9,571,902
Distribution and/or service fees
Class A	1,519,934
Class C	359,080
Class R	464,318
Transfer agent fees
Class A	653,294
Advisor Class	35,475
Class C	38,582
Institutional Class	218,305
Institutional 2 Class	32,724
Institutional 3 Class	1,396
Class R	99,750
Custodian fees	15,772
Printing and postage fees	46,252
Registration fees	67,851
Accounting services fees	15,576
Legal fees	14,796
Compensation of chief compliance officer	188
Compensation of board members	17,509
Deferred compensation of board members	22,023
Other	19,349
Total expenses	13,214,076
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(75,125)
Total net expenses	13,138,951
Net investment loss	(2,972,609)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	230,578,655
Investments — affiliated issuers	4,621
Foreign currency translations	2,975
Option contracts written	(1,197,937)
Net realized gain	229,388,314
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	236,439,438
Investments — affiliated issuers	690,329
Foreign currency translations	1,457
Option contracts written	(74,160)
Net change in unrealized appreciation (depreciation)	237,057,064
Net realized and unrealized gain	466,445,378
Net increase in net assets resulting from operations	$463,472,769
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment loss	$(2,972,609)	$(6,425,233)
Net realized gain	229,388,314	134,231,825
Net change in unrealized appreciation (depreciation)	237,057,064	142,046,450
Net increase in net assets resulting from operations	463,472,769	269,853,042
Distributions to shareholders
Net investment income and net realized gains
Class A	(73,275,224)	(34,533,721)
Advisor Class	(4,215,389)	(1,600,475)
Class C	(6,845,644)	(3,416,775)
Institutional Class	(22,730,472)	(8,862,747)
Institutional 2 Class	(6,120,502)	(2,156,392)
Institutional 3 Class	(1,278,136)	(476,981)
Class R	(11,484,530)	(4,886,621)
Total distributions to shareholders	(125,949,897)	(55,933,712)
Increase in net assets from capital stock activity	106,481,940	49,576,101
Total increase in net assets	444,004,812	263,495,431
Net assets at beginning of period	1,736,065,093	1,472,569,662
Net assets at end of period	$2,180,069,905	$1,736,065,093
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	600,091	39,845,446	999,414	56,623,658
Distributions reinvested	1,104,490	69,262,551	647,152	32,545,265
Shares redeemed	(1,906,072)	(126,633,634)	(2,012,637)	(112,356,699)
Net decrease	(201,491)	(17,525,637)	(366,071)	(23,187,776)
Advisor Class
Shares sold	221,784	15,789,376	401,035	25,463,309
Distributions reinvested	50,413	3,365,069	23,142	1,230,903
Shares redeemed	(400,742)	(28,166,350)	(270,554)	(16,016,241)
Net increase (decrease)	(128,545)	(9,011,905)	153,623	10,677,971
Class C
Shares sold	184,681	7,522,984	378,731	13,486,210
Distributions reinvested	179,200	6,840,050	106,555	3,415,082
Shares redeemed	(350,899)	(14,321,623)	(631,382)	(22,759,577)
Net increase (decrease)	12,982	41,411	(146,096)	(5,858,285)
Institutional Class
Shares sold	949,303	65,339,837	1,769,839	104,997,275
Distributions reinvested	343,493	22,347,653	167,570	8,700,215
Shares redeemed	(799,474)	(55,605,797)	(1,157,746)	(67,532,916)
Net increase	493,322	32,081,693	779,663	46,164,574
Institutional 2 Class
Shares sold	510,806	35,191,290	603,643	35,543,971
Distributions reinvested	89,980	5,911,726	39,544	2,071,316
Shares redeemed	(185,208)	(12,863,389)	(546,410)	(31,193,717)
Net increase	415,578	28,239,627	96,777	6,421,570
Institutional 3 Class
Shares sold	839,813	58,079,818	114,000	6,676,822
Distributions reinvested	19,470	1,268,661	9,098	472,576
Shares redeemed	(38,941)	(2,655,504)	(47,738)	(2,724,942)
Net increase	820,342	56,692,975	75,360	4,424,456
Class R
Shares sold	247,383	15,421,207	393,233	21,487,437
Distributions reinvested	196,206	11,483,954	103,392	4,886,335
Shares redeemed	(174,499)	(10,941,385)	(290,695)	(15,440,181)
Net increase	269,090	15,963,776	205,930	10,933,591
Total net increase	1,681,278	106,481,940	799,186	49,576,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$57.30	(0.10)	15.01	14.91	—	(4.07)	(4.07)
Year Ended 10/31/2023	$50.04	(0.22)	9.37	9.15	—	(1.89)	(1.89)
Year Ended 10/31/2022	$74.57	(0.33)	(15.61)	(15.94)	—	(8.59)	(8.59)
Year Ended 10/31/2021	$50.39	(0.19)	30.21	30.02	(0.16)	(5.68)	(5.84)
Year Ended 10/31/2020	$44.67	0.16	10.14	10.30	—	(4.58)	(4.58)
Year Ended 10/31/2019	$38.52	(0.07)	10.28	10.21	—	(4.06)	(4.06)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$60.75	(0.02)	15.94	15.92	—	(4.07)	(4.07)
Year Ended 10/31/2023	$52.81	(0.09)	9.92	9.83	—	(1.89)	(1.89)
Year Ended 10/31/2022	$78.23	(0.17)	(16.50)	(16.67)	—	(8.75)	(8.75)
Year Ended 10/31/2021	$52.60	(0.03)	31.62	31.59	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$46.42	0.29	10.56	10.85	—	(4.67)	(4.67)
Year Ended 10/31/2019	$39.89	0.03	10.67	10.70	—	(4.17)	(4.17)
Class C
Six Months Ended 4/30/2024 (Unaudited)	$36.28	(0.22)	9.37	9.15	—	(4.07)	(4.07)
Year Ended 10/31/2023	$32.57	(0.41)	6.01	5.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$51.23	(0.52)	(10.05)	(10.57)	—	(8.09)	(8.09)
Year Ended 10/31/2021	$36.22	(0.48)	21.17	20.69	—	(5.68)	(5.68)
Year Ended 10/31/2020	$33.28	(0.13)	7.35	7.22	—	(4.28)	(4.28)
Year Ended 10/31/2019	$29.66	(0.27)	7.65	7.38	—	(3.76)	(3.76)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$59.30	(0.02)	15.55	15.53	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.59	(0.09)	9.69	9.60	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.18)	(16.10)	(16.28)	—	(8.75)	(8.75)
Year Ended 10/31/2021	$51.62	(0.03)	30.99	30.96	(0.28)	(5.68)	(5.96)
Year Ended 10/31/2020	$45.64	0.29	10.36	10.65	—	(4.67)	(4.67)
Year Ended 10/31/2019	$39.29	0.04	10.48	10.52	—	(4.17)	(4.17)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$59.85	(0.01)	15.70	15.69	—	(4.07)	(4.07)
Year Ended 10/31/2023	$52.02	(0.06)	9.78	9.72	—	(1.89)	(1.89)
Year Ended 10/31/2022	$77.18	(0.14)	(16.23)	(16.37)	—	(8.79)	(8.79)
Year Ended 10/31/2021	$51.96	(0.01)	31.21	31.20	(0.30)	(5.68)	(5.98)
Year Ended 10/31/2020	$45.91	0.28	10.47	10.75	—	(4.70)	(4.70)
Year Ended 10/31/2019	$39.49	0.06	10.55	10.61	—	(4.19)	(4.19)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$68.14	26.64%	1.29%	1.28%	(0.31% )	25%	$1,215,100
Year Ended 10/31/2023	$57.30	18.82%	1.30%	1.30% (c)	(0.40% )	22%	$1,033,317
Year Ended 10/31/2022	$50.04	(24.74% )	1.29% (d)	1.29% (c),(d)	(0.53% )	17%	$920,639
Year Ended 10/31/2021	$74.57	63.49%	1.29% (d)	1.29% (c),(d)	(0.29% )	31%	$1,318,628
Year Ended 10/31/2020	$50.39	25.09%	1.31% (d),(e)	1.31% (c),(d),(e)	0.35%	38%	$866,318
Year Ended 10/31/2019	$44.67	30.23%	1.32% (d),(e)	1.32% (c),(d),(e)	(0.17% )	43%	$801,352
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$72.60	26.80%	1.03%	1.03%	(0.05% )	25%	$65,199
Year Ended 10/31/2023	$60.75	19.13%	1.05%	1.05% (c)	(0.15% )	22%	$62,364
Year Ended 10/31/2022	$52.81	(24.55% )	1.04% (d)	1.04% (c),(d)	(0.27% )	17%	$46,102
Year Ended 10/31/2021	$78.23	63.90%	1.04% (d)	1.04% (c),(d)	(0.04% )	31%	$58,117
Year Ended 10/31/2020	$52.60	25.41%	1.06% (d),(e)	1.06% (c),(d),(e)	0.62%	38%	$31,695
Year Ended 10/31/2019	$46.42	30.52%	1.07% (d),(e)	1.07% (c),(d),(e)	0.07%	43%	$27,389
Class C
Six Months Ended 4/30/2024 (Unaudited)	$41.36	26.16%	2.04%	2.03%	(1.06% )	25%	$70,998
Year Ended 10/31/2023	$36.28	17.97%	2.05%	2.05% (c)	(1.14% )	22%	$61,803
Year Ended 10/31/2022	$32.57	(25.32% )	2.04% (d)	2.04% (c),(d)	(1.28% )	17%	$60,256
Year Ended 10/31/2021	$51.23	62.27%	2.04% (d)	2.04% (c),(d)	(1.05% )	31%	$94,295
Year Ended 10/31/2020	$36.22	24.17%	2.06% (d),(e)	2.06% (c),(d),(e)	(0.39% )	38%	$72,302
Year Ended 10/31/2019	$33.28	29.21%	2.07% (d),(e)	2.07% (c),(d),(e)	(0.91% )	43%	$70,777
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$70.76	26.79%	1.04%	1.03%	(0.07% )	25%	$424,685
Year Ended 10/31/2023	$59.30	19.14%	1.05%	1.05% (c)	(0.15% )	22%	$326,634
Year Ended 10/31/2022	$51.59	(24.56% )	1.04% (d)	1.04% (c),(d)	(0.28% )	17%	$243,966
Year Ended 10/31/2021	$76.62	63.88%	1.04% (d)	1.04% (c),(d)	(0.04% )	31%	$358,757
Year Ended 10/31/2020	$51.62	25.41%	1.06% (d),(e)	1.06% (c),(d),(e)	0.62%	38%	$221,018
Year Ended 10/31/2019	$45.64	30.53%	1.07% (d),(e)	1.07% (c),(d),(e)	0.09%	43%	$204,305
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$71.47	26.81%	0.99%	0.98%	(0.02% )	25%	$129,348
Year Ended 10/31/2023	$59.85	19.21%	0.99%	0.99%	(0.10% )	22%	$83,434
Year Ended 10/31/2022	$52.02	(24.51% )	0.99% (d)	0.99% (d)	(0.22% )	17%	$67,496
Year Ended 10/31/2021	$77.18	63.97%	0.99% (d)	0.99% (d)	(0.01% )	31%	$61,324
Year Ended 10/31/2020	$51.96	25.49%	1.00% (d),(e)	1.00% (d),(e)	0.60%	38%	$30,500
Year Ended 10/31/2019	$45.91	30.63%	1.00% (d),(e)	1.00% (d),(e)	0.14%	43%	$31,006
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$59.37	(0.01)	15.60	15.59	—	(4.07)	(4.07)
Year Ended 10/31/2023	$51.60	(0.03)	9.69	9.66	—	(1.89)	(1.89)
Year Ended 10/31/2022	$76.62	(0.12)	(16.08)	(16.20)	—	(8.82)	(8.82)
Year Ended 10/31/2021	$51.61	0.05	30.96	31.01	(0.32)	(5.68)	(6.00)
Year Ended 10/31/2020	$45.63	0.24	10.45	10.69	—	(4.71)	(4.71)
Year Ended 10/31/2019	$39.28	0.07	10.49	10.56	—	(4.21)	(4.21)
Class R
Six Months Ended 4/30/2024 (Unaudited)	$53.73	(0.18)	14.06	13.88	—	(4.07)	(4.07)
Year Ended 10/31/2023	$47.14	(0.35)	8.83	8.48	—	(1.89)	(1.89)
Year Ended 10/31/2022	$70.73	(0.45)	(14.72)	(15.17)	—	(8.42)	(8.42)
Year Ended 10/31/2021	$48.06	(0.34)	28.74	28.40	(0.05)	(5.68)	(5.73)
Year Ended 10/31/2020	$42.81	0.02	9.71	9.73	—	(4.48)	(4.48)
Year Ended 10/31/2019	$37.07	(0.16)	9.86	9.70	—	(3.96)	(3.96)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$70.89	26.86%	0.95%	0.93%	(0.03% )	25%	$80,092
Year Ended 10/31/2023	$59.37	19.25%	0.94%	0.94%	(0.05% )	22%	$18,374
Year Ended 10/31/2022	$51.60	(24.48% )	0.94% (d)	0.94% (d)	(0.19% )	17%	$12,081
Year Ended 10/31/2021	$76.62	64.05%	0.94% (d)	0.94% (d)	0.07%	31%	$15,737
Year Ended 10/31/2020	$51.61	25.54%	0.96% (d),(e)	0.96% (d),(e)	0.50%	38%	$8,380
Year Ended 10/31/2019	$45.63	30.69%	0.96% (d),(e)	0.96% (d),(e)	0.17%	43%	$3,160
Class R
Six Months Ended 4/30/2024 (Unaudited)	$63.54	26.49%	1.54%	1.53%	(0.57% )	25%	$194,648
Year Ended 10/31/2023	$53.73	18.54%	1.55%	1.55% (c)	(0.65% )	22%	$150,139
Year Ended 10/31/2022	$47.14	(24.94% )	1.54% (d)	1.54% (c),(d)	(0.78% )	17%	$122,031
Year Ended 10/31/2021	$70.73	63.07%	1.54% (d)	1.54% (c),(d)	(0.53% )	31%	$171,865
Year Ended 10/31/2020	$48.06	24.79%	1.56% (d),(e)	1.56% (c),(d),(e)	0.05%	38%	$94,867
Year Ended 10/31/2019	$42.81	29.89%	1.57% (d),(e)	1.57% (c),(d),(e)	(0.43% )	43%	$65,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(1,197,937)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	(74,160)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended April 30, 2024:
Derivative instrument	Average value ($)
Option contracts written	(306,013)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.909% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,668,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	336,804
Class C	—	1.00 (b)	2,811

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025	Prior to March 1, 2024
Class A	1.27%	1.32%
Advisor Class	1.02	1.07
Class C	2.02	2.07
Institutional Class	1.02	1.07
Institutional 2 Class	0.97	1.01
Institutional 3 Class	0.92	0.96
Class R	1.52	1.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,238,058,000	1,002,724,000	(57,658,000)	945,066,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at October 31, 2023 as arising on November 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
6,134,765	—
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $536,709,898 and $500,852,753, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	800,000	5.86	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Shareholder concentration risk
At April 30, 2024, affiliated shareholders of record owned 27.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Seligman Global Technology Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Seligman Global Technology Fund  | Semiannual Report 2024

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Columbia Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR220_10_P01_(06/24)

Columbia Select Global Equity Fund
Semiannual Report
April 30, 2024 (Unaudited)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

If you elect to receive the shareholder report for Columbia Select Global Equity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Global Equity Fund | Semiannual Report 2024

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.

Portfolio management
David Dudding, CFA
Co-Portfolio Manager
Managed Fund since 2015
Alex Lee, CFA
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended April 30, 2024)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	23.84	19.90	11.30	10.45
	Including sales charges		16.71	13.01	10.00	9.81
Advisor Class*		03/01/18	24.05	20.26	11.60	10.63
Class C	Excluding sales charges	06/26/00	23.46	19.07	10.48	9.64
	Including sales charges		22.46	18.07	10.48	9.64
Institutional Class		09/27/10	24.01	20.16	11.58	10.74
Institutional 2 Class		12/11/06	24.04	20.28	11.63	10.83
Institutional 3 Class*		03/01/17	24.07	20.34	11.69	10.74
MSCI ACWI (Net)			19.77	17.46	9.44	8.19
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) captures large and mid-cap representation across 23 developed markets and 27 emerging markets countries. With 2,975 constituents, the index covers approximately 85% of the global investable equity opportunity set.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Global Equity Fund  | Semiannual Report 2024
3

Fund at a Glance  (continued)
(Unaudited)

Equity sector breakdown (%) (at April 30, 2024)
Communication Services	4.0
Consumer Discretionary	11.7
Consumer Staples	3.1
Financials	15.9
Health Care	14.6
Industrials	13.1
Information Technology	30.3
Materials	7.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Country breakdown (%) (at April 30, 2024)
Brazil	1.0
Denmark	1.7
France	4.8
Germany	1.0
India	1.1
Indonesia	1.0
Ireland	4.5
Japan	2.9
Mexico	1.1
Spain	1.1
Switzerland	1.0
Taiwan	2.9
United Kingdom	5.5
United States(a)	70.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2024, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
4
Columbia Select Global Equity Fund  | Semiannual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2023 — April 30, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,238.40	1,018.80	6.79	6.12	1.22
Advisor Class	1,000.00	1,000.00	1,240.50	1,020.04	5.40	4.87	0.97
Class C	1,000.00	1,000.00	1,234.60	1,015.07	10.95	9.87	1.97
Institutional Class	1,000.00	1,000.00	1,240.10	1,020.04	5.40	4.87	0.97
Institutional 2 Class	1,000.00	1,000.00	1,240.40	1,020.24	5.18	4.67	0.93
Institutional 3 Class	1,000.00	1,000.00	1,240.70	1,020.49	4.90	4.42	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Global Equity Fund  | Semiannual Report 2024
5

Portfolio of Investments
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Brazil 1.0%
MercadoLibre, Inc.(a)	4,574	6,672,094
Denmark 1.7%
Novo Nordisk A/S	93,599	12,003,352
France 4.8%
L’Oreal SA	14,532	6,813,374
LVMH Moet Hennessy Louis Vuitton SE	12,227	10,043,702
Schneider Electric SE	70,954	16,178,456
Total		33,035,532
Germany 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	16,233	7,139,412
India 1.1%
HDFC Bank Ltd.	414,509	7,527,729
Indonesia 1.0%
PT Bank Central Asia Tbk	11,301,600	6,795,478
Ireland 4.5%
CRH PLC	157,467	12,191,095
Ryanair Holdings PLC, ADR	68,363	9,311,041
Smurfit Kappa Group PLC	222,126	9,651,929
Total		31,154,065
Japan 2.9%
Keyence Corp.	46,000	20,229,413
Mexico 1.1%
Grupo Financiero Banorte SAB de CV, Class O	741,288	7,352,840
Spain 1.1%
Industria de Diseno Textil SA	162,965	7,419,948
Switzerland 1.0%
UBS AG	255,319	6,705,515
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	20,208,541
United Kingdom 5.5%
Ashtead Group PLC	33,952	2,465,319
Compass Group PLC	434,563	12,086,817
ConvaTec Group PLC	1,672,896	5,204,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Pearson PLC	553,674	6,718,193
RELX PLC	275,842	11,333,487
Total		37,808,719
United States 68.8%
Advanced Micro Devices, Inc.(a)	39,531	6,260,920
Alphabet, Inc., Class A(a)	166,624	27,123,055
Amazon.com, Inc.(a)	167,559	29,322,825
Applied Materials, Inc.	30,456	6,050,084
Boston Scientific Corp.(a)	115,111	8,273,028
Coca-Cola Co. (The)	117,264	7,243,397
Elevance Health, Inc.	27,502	14,537,007
Eli Lilly & Co.	23,732	18,537,065
Hilton Worldwide Holdings, Inc.	36,838	7,267,401
Howmet Aerospace, Inc.	163,371	10,905,014
Insulet Corp.(a)	28,552	4,909,231
Intuit, Inc.	31,946	19,986,057
Intuitive Surgical, Inc.(a)	25,725	9,534,200
Lam Research Corp.	24,766	22,150,958
Linde PLC	62,372	27,503,557
Marsh & McLennan Companies, Inc.	52,126	10,395,488
MasterCard, Inc., Class A	76,951	34,720,291
Microsoft Corp.	156,574	60,958,955
NVIDIA Corp.	36,453	31,496,121
Procter & Gamble Co. (The)	44,695	7,294,224
S&P Global, Inc.	16,828	6,997,587
Synopsys, Inc.(a)	34,155	18,122,301
Thermo Fisher Scientific, Inc.	33,255	18,912,784
Trane Technologies PLC	31,422	9,971,458
Uber Technologies, Inc.(a)	115,275	7,639,274
Union Pacific Corp.	29,752	7,055,984
Visa, Inc., Class A	76,993	20,681,090
Waste Connections, Inc.	85,349	13,834,219
Zoetis, Inc.	46,287	7,370,742
Total		475,054,317
Total Common Stocks (Cost $405,874,844)		679,106,955

The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Global Equity Fund  | Semiannual Report 2024

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(b),(c)	9,176,089	9,173,337
Total Money Market Funds (Cost $9,173,332)		9,173,337
Total Investments in Securities (Cost $415,048,176)		688,280,292
Other Assets & Liabilities, Net		1,715,697
Net Assets		$689,995,989
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	7,510,362	80,567,301	(78,903,900)	(426)	9,173,337	431	225,670	9,176,089
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
7

Portfolio of Investments (continued)
April 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	6,672,094	—	—	6,672,094
Denmark	—	12,003,352	—	12,003,352
France	—	33,035,532	—	33,035,532
Germany	—	7,139,412	—	7,139,412
India	—	7,527,729	—	7,527,729
Indonesia	—	6,795,478	—	6,795,478
Ireland	21,502,136	9,651,929	—	31,154,065
Japan	—	20,229,413	—	20,229,413
Mexico	7,352,840	—	—	7,352,840
Spain	—	7,419,948	—	7,419,948
Switzerland	—	6,705,515	—	6,705,515
Taiwan	—	20,208,541	—	20,208,541
United Kingdom	—	37,808,719	—	37,808,719
United States	475,054,317	—	—	475,054,317
Total Common Stocks	510,581,387	168,525,568	—	679,106,955
Money Market Funds	9,173,337	—	—	9,173,337
Total Investments in Securities	519,754,724	168,525,568	—	688,280,292
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Global Equity Fund  | Semiannual Report 2024

Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $405,874,844)	$679,106,955
Affiliated issuers (cost $9,173,332)	9,173,337
Cash	1,765
Foreign currency (cost $47,208)	47,209
Receivable for:
Investments sold	2,026,508
Capital shares sold	153,591
Dividends	760,714
Foreign tax reclaims	696,806
Expense reimbursement due from Investment Manager	660
Prepaid expenses	5,569
Other assets	19,017
Total assets	691,992,131
Liabilities
Payable for:
Investments purchased	815,354
Capital shares redeemed	900,760
Management services fees	16,266
Distribution and/or service fees	3,712
Transfer agent fees	51,520
Compensation of board members	1,233
Other expenses	24,135
Deferred compensation of board members	183,162
Total liabilities	1,996,142
Net assets applicable to outstanding capital stock	$689,995,989
Represented by
Paid in capital	392,256,992
Total distributable earnings (loss)	297,738,997
Total - representing net assets applicable to outstanding capital stock	$689,995,989
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
9

Statement of Assets and Liabilities (continued)
April 30, 2024 (Unaudited)
Class A
Net assets	$487,394,708
Shares outstanding	27,000,657
Net asset value per share	$18.05
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.15
Advisor Class
Net assets	$9,754,544
Shares outstanding	517,513
Net asset value per share	$18.85
Class C
Net assets	$11,975,926
Shares outstanding	802,856
Net asset value per share	$14.92
Institutional Class
Net assets	$144,860,193
Shares outstanding	7,824,215
Net asset value per share	$18.51
Institutional 2 Class
Net assets	$15,238,178
Shares outstanding	816,981
Net asset value per share	$18.65
Institutional 3 Class
Net assets	$20,772,440
Shares outstanding	1,130,921
Net asset value per share	$18.37
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Global Equity Fund  | Semiannual Report 2024

Statement of Operations
Six Months Ended April 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,138,126
Dividends — affiliated issuers	225,670
Foreign taxes withheld	(292,387)
Total income	4,071,409
Expenses:
Management services fees	2,879,847
Distribution and/or service fees
Class A	593,676
Class C	60,481
Class R	10,433
Transfer agent fees
Class A	228,945
Advisor Class	4,531
Class C	5,836
Institutional Class	66,864
Institutional 2 Class	4,812
Institutional 3 Class	679
Class R	2,019
Custodian fees	24,375
Printing and postage fees	27,233
Registration fees	51,448
Accounting services fees	28,528
Legal fees	7,965
Compensation of chief compliance officer	61
Compensation of board members	9,530
Deferred compensation of board members	31,684
Other	12,857
Total expenses	4,051,804
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,002)
Total net expenses	3,928,802
Net investment income	142,607
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	24,890,689
Investments — affiliated issuers	431
Foreign currency translations	59,856
Net realized gain	24,950,976
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	113,765,942
Investments — affiliated issuers	(426)
Foreign currency translations	(15,335)
Net change in unrealized appreciation (depreciation)	113,750,181
Net realized and unrealized gain	138,701,157
Net increase in net assets resulting from operations	$138,843,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
11

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations
Net investment income	$142,607	$871,152
Net realized gain	24,950,976	30,064,367
Net change in unrealized appreciation (depreciation)	113,750,181	28,295,274
Net increase in net assets resulting from operations	138,843,764	59,230,793
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,934,114)	—
Advisor Class	(369,796)	—
Class C	(616,619)	—
Institutional Class	(5,649,913)	—
Institutional 2 Class	(816,567)	—
Institutional 3 Class	(822,498)	—
Class R	(193,513)	—
Total distributions to shareholders	(28,403,020)	—
Decrease in net assets from capital stock activity	(9,776,084)	(50,661,938)
Total increase in net assets	100,664,660	8,568,855
Net assets at beginning of period	589,331,329	580,762,474
Net assets at end of period	$689,995,989	$589,331,329
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Global Equity Fund  | Semiannual Report 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2024 (Unaudited)		October 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	445,191	7,820,482	870,020	13,353,053
Distributions reinvested	1,181,122	19,571,186	—	—
Shares redeemed	(1,643,845)	(28,681,991)	(3,272,604)	(49,900,910)
Net decrease	(17,532)	(1,290,323)	(2,402,584)	(36,547,857)
Advisor Class
Shares sold	71,905	1,333,510	195,232	3,143,365
Distributions reinvested	21,392	369,657	—	—
Shares redeemed	(80,278)	(1,491,742)	(158,804)	(2,514,071)
Net increase	13,019	211,425	36,428	629,294
Class C
Shares sold	62,653	912,227	94,719	1,214,880
Distributions reinvested	44,910	616,619	—	—
Shares redeemed	(146,614)	(2,125,378)	(392,006)	(5,042,911)
Net decrease	(39,051)	(596,532)	(297,287)	(3,828,031)
Institutional Class
Shares sold	817,841	14,818,010	1,682,628	26,416,518
Distributions reinvested	322,698	5,479,406	—	—
Shares redeemed	(1,050,269)	(18,778,784)	(2,358,268)	(36,787,461)
Net increase (decrease)	90,270	1,518,632	(675,640)	(10,370,943)
Institutional 2 Class
Shares sold	92,891	1,678,655	912,425	14,237,517
Distributions reinvested	47,566	813,373	—	—
Shares redeemed	(426,416)	(7,619,881)	(830,043)	(13,132,112)
Net increase (decrease)	(285,959)	(5,127,853)	82,382	1,105,405
Institutional 3 Class
Shares sold	85,583	1,540,710	412,501	6,460,991
Distributions reinvested	48,822	822,162	—	—
Shares redeemed	(129,394)	(2,273,742)	(496,133)	(7,842,528)
Net increase (decrease)	5,011	89,130	(83,632)	(1,381,537)
Class R
Shares sold	18,291	309,881	52,329	799,146
Distributions reinvested	11,802	193,323	—	—
Shares redeemed	(288,237)	(5,083,767)	(70,890)	(1,067,415)
Net decrease	(258,144)	(4,580,563)	(18,561)	(268,269)
Total net decrease	(492,386)	(9,776,084)	(3,358,894)	(50,661,938)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2024 (Unaudited)	$15.23	(0.00)(c)	3.56	3.56	(0.74)	(0.74)
Year Ended 10/31/2023	$13.83	0.01	1.39	1.40	—	—
Year Ended 10/31/2022	$21.19	(0.06)	(5.51)	(5.57)	(1.79)	(1.79)
Year Ended 10/31/2021	$16.59	(0.10)	6.18	6.08	(1.48)	(1.48)
Year Ended 10/31/2020	$14.34	(0.06)	2.76	2.70	(0.45)	(0.45)
Year Ended 10/31/2019	$13.04	(0.03)	2.61	2.58	(1.28)	(1.28)
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$15.85	0.02	3.72	3.74	(0.74)	(0.74)
Year Ended 10/31/2023	$14.36	0.05	1.44	1.49	—	—
Year Ended 10/31/2022	$21.93	(0.02)	(5.71)	(5.73)	(1.84)	(1.84)
Year Ended 10/31/2021	$17.12	(0.05)	6.38	6.33	(1.52)	(1.52)
Year Ended 10/31/2020	$14.74	(0.04)	2.87	2.83	(0.45)	(0.45)
Year Ended 10/31/2019	$13.38	0.00 (c)	2.67	2.67	(1.31)	(1.31)
Class C
Six Months Ended 4/30/2024 (Unaudited)	$12.74	(0.06)	2.98	2.92	(0.74)	(0.74)
Year Ended 10/31/2023	$11.66	(0.09)	1.17	1.08	—	—
Year Ended 10/31/2022	$18.13	(0.16)	(4.67)	(4.83)	(1.64)	(1.64)
Year Ended 10/31/2021	$14.38	(0.20)	5.32	5.12	(1.37)	(1.37)
Year Ended 10/31/2020	$12.57	(0.16)	2.42	2.26	(0.45)	(0.45)
Year Ended 10/31/2019	$11.58	(0.11)	2.28	2.17	(1.18)	(1.18)
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$15.58	0.02	3.65	3.67	(0.74)	(0.74)
Year Ended 10/31/2023	$14.12	0.05	1.41	1.46	—	—
Year Ended 10/31/2022	$21.59	(0.02)	(5.61)	(5.63)	(1.84)	(1.84)
Year Ended 10/31/2021	$16.88	(0.05)	6.28	6.23	(1.52)	(1.52)
Year Ended 10/31/2020	$14.54	(0.03)	2.82	2.79	(0.45)	(0.45)
Year Ended 10/31/2019	$13.22	0.00 (c)	2.63	2.63	(1.31)	(1.31)
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$15.69	0.02	3.68	3.70	(0.74)	(0.74)
Year Ended 10/31/2023	$14.21	0.06	1.42	1.48	—	—
Year Ended 10/31/2022	$21.71	(0.03)	(5.63)	(5.66)	(1.84)	(1.84)
Year Ended 10/31/2021	$16.97	(0.05)	6.32	6.27	(1.53)	(1.53)
Year Ended 10/31/2020	$14.61	(0.03)	2.85	2.82	(0.46)	(0.46)
Year Ended 10/31/2019	$13.28	0.01	2.64	2.65	(1.32)	(1.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Global Equity Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2024 (Unaudited)	$18.05	23.84%	1.26%	1.22%	(0.01% )	21%	$487,395
Year Ended 10/31/2023	$15.23	10.12%	1.27% (d)	1.24% (d),(e)	0.08%	55%	$411,470
Year Ended 10/31/2022	$13.83	(28.71% )	1.25%	1.25% (e)	(0.38% )	61%	$406,840
Year Ended 10/31/2021	$21.19	38.90%	1.24%	1.24% (e)	(0.51% )	47%	$618,703
Year Ended 10/31/2020	$16.59	19.16%	1.28% (d)	1.28% (d),(e)	(0.40% )	55%	$461,888
Year Ended 10/31/2019	$14.34	22.30%	1.31%	1.31% (e)	(0.22% )	46%	$359,804
Advisor Class
Six Months Ended 4/30/2024 (Unaudited)	$18.85	24.05%	1.01%	0.97%	0.24%	21%	$9,755
Year Ended 10/31/2023	$15.85	10.38%	1.02% (d)	0.99% (d),(e)	0.31%	55%	$7,998
Year Ended 10/31/2022	$14.36	(28.53% )	1.00%	1.00% (e)	(0.12% )	61%	$6,721
Year Ended 10/31/2021	$21.93	39.24%	0.99%	0.99% (e)	(0.25% )	47%	$11,711
Year Ended 10/31/2020	$17.12	19.53%	1.03% (d)	1.02% (d),(e)	(0.24% )	55%	$13,365
Year Ended 10/31/2019	$14.74	22.52%	1.07%	1.07% (e)	0.03%	46%	$367
Class C
Six Months Ended 4/30/2024 (Unaudited)	$14.92	23.46%	2.01%	1.97%	(0.77% )	21%	$11,976
Year Ended 10/31/2023	$12.74	9.26%	2.02% (d)	2.00% (d),(e)	(0.67% )	55%	$10,729
Year Ended 10/31/2022	$11.66	(29.26% )	2.00%	2.00% (e)	(1.14% )	61%	$13,282
Year Ended 10/31/2021	$18.13	37.88%	1.99%	1.99% (e)	(1.26% )	47%	$22,320
Year Ended 10/31/2020	$14.38	18.33%	2.03% (d)	2.03% (d),(e)	(1.19% )	55%	$21,140
Year Ended 10/31/2019	$12.57	21.27%	2.06%	2.06% (e)	(0.97% )	46%	$9,918
Institutional Class
Six Months Ended 4/30/2024 (Unaudited)	$18.51	24.01%	1.01%	0.97%	0.24%	21%	$144,860
Year Ended 10/31/2023	$15.58	10.34%	1.02% (d)	0.99% (d),(e)	0.33%	55%	$120,530
Year Ended 10/31/2022	$14.12	(28.52% )	1.00%	1.00% (e)	(0.13% )	61%	$118,704
Year Ended 10/31/2021	$21.59	39.20%	0.99%	0.99% (e)	(0.26% )	47%	$172,899
Year Ended 10/31/2020	$16.88	19.54%	1.03% (d)	1.03% (d),(e)	(0.17% )	55%	$109,949
Year Ended 10/31/2019	$14.54	22.50%	1.06%	1.06% (e)	0.03%	46%	$52,178
Institutional 2 Class
Six Months Ended 4/30/2024 (Unaudited)	$18.65	24.04%	0.96%	0.93%	0.24%	21%	$15,238
Year Ended 10/31/2023	$15.69	10.42%	0.97% (d)	0.95% (d)	0.39%	55%	$17,308
Year Ended 10/31/2022	$14.21	(28.48% )	0.95%	0.95%	(0.17% )	61%	$14,500
Year Ended 10/31/2021	$21.71	39.22%	0.96%	0.96%	(0.26% )	47%	$23,449
Year Ended 10/31/2020	$16.97	19.64%	0.99% (d)	0.98% (d)	(0.16% )	55%	$5,019
Year Ended 10/31/2019	$14.61	22.57%	1.00%	1.00%	0.11%	46%	$3,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$15.46	0.03	3.62	3.65	(0.74)	(0.74)
Year Ended 10/31/2023	$13.99	0.07	1.40	1.47	—	—
Year Ended 10/31/2022	$21.41	(0.01)	(5.56)	(5.57)	(1.85)	(1.85)
Year Ended 10/31/2021	$16.75	(0.03)	6.23	6.20	(1.54)	(1.54)
Year Ended 10/31/2020	$14.44	0.00 (c)	2.77	2.77	(0.46)	(0.46)
Year Ended 10/31/2019	$13.14	0.02	2.61	2.63	(1.33)	(1.33)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Select Global Equity Fund  | Semiannual Report 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2024 (Unaudited)	$18.37	24.07%	0.92%	0.88%	0.33%	21%	$20,772
Year Ended 10/31/2023	$15.46	10.51%	0.92% (d)	0.90% (d)	0.43%	55%	$17,406
Year Ended 10/31/2022	$13.99	(28.46% )	0.90%	0.90%	(0.05% )	61%	$16,920
Year Ended 10/31/2021	$21.41	39.33%	0.90%	0.90%	(0.18% )	47%	$29,128
Year Ended 10/31/2020	$16.75	19.59%	0.93% (d)	0.93% (d)	0.01%	55%	$18,257
Year Ended 10/31/2019	$14.44	22.68%	0.94%	0.94%	0.16%	46%	$52,662
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | Semiannual Report 2024
17

Notes to Financial Statements
April 30, 2024 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
18
Columbia Select Global Equity Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Global Equity Fund  | Semiannual Report 2024
19

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
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Columbia Select Global Equity Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2024 was 0.85% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2024, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Select Global Equity Fund  | Semiannual Report 2024
21

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.05 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,159,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
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Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	99,126
Class C	—	1.00 (b)	396

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2024 through February 28, 2025	Prior to March 1, 2024
Class A	1.22%	1.25%
Advisor Class	0.97	1.00
Class C	1.97	2.00
Institutional Class	0.97	1.00
Institutional 2 Class	0.92	0.94
Institutional 3 Class	0.87	0.89
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
415,048,000	274,692,000	(1,460,000)	273,232,000
Columbia Select Global Equity Fund  | Semiannual Report 2024
23

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $138,885,578 and $179,521,013, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings
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Columbia Select Global Equity Fund  | Semiannual Report 2024

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Select Global Equity Fund  | Semiannual Report 2024
25

Notes to Financial Statements (continued)
April 30, 2024 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At April 30, 2024, affiliated shareholders of record owned 66.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Select Global Equity Fund  | Semiannual Report 2024

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through December 31, 2023, including:
•
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•
there were no material changes to the Program during the period;
•
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Select Global Equity Fund  | Semiannual Report 2024
27

Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_10_P01_(06/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Treasurer,
Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	June 20, 2024